COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

(each a “Fund” and collectively the “Funds”)

Supplement dated December 8, 2011 to the Funds’ prospectus dated August 1, 2011 offering Class A, B, C, R, R4 and T shares, as applicable, as supplemented

The prospectus for the Funds is revised and supplemented as follows:

1.	Performance Information

•	The section entitled “Columbia LifeGoal® Growth Portfolio - Performance Information” is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R4 shares commenced operations on March 7, 2011; therefore, calendar year performance information for this class is not yet available. The average annual total return table includes the returns of the Fund’s Class A shares (without applicable sales charges). Class R4 shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class R4 shares and Class A shares. The returns shown for Class R shares include the returns of the Fund’s Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

2.	Performance Information

•	The section entitled “Columbia LifeGoal® Balanced Growth Portfolio - Performance Information” is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class T shares commenced operations on March 7, 2011; therefore, calendar year performance information for this class is not yet available. The average annual total return table includes the returns of the Fund’s Class A shares. Class T shares would have annual returns substantially similar to those of Class A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class T shares and Class A shares. If differences in expenses had been reflected, the returns shown for Class T shares would be lower. The returns shown for Class R shares include the returns of the Fund’s Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

3.	Performance Information

•	The section entitled “Columbia LifeGoal® Income and Growth Portfolio - Performance Information” is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund’s Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Shareholders should retain this Supplement for future reference.

C-1056-7 A (12/11)

2

COLUMBIA FUNDS SERIES TRUST

Columbia Small Cap Value Fund II

(the “Fund”)

Supplement dated December 8, 2011 to the Fund’s prospectus

dated July 1, 2011 offering Class A, B, C, I and R shares, as supplemented

The prospectus for the Fund is revised and supplemented as follows:

1.	Performance Information

•	The section entitled “Columbia Small Cap Value Fund II - Performance Information” is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund’s Class A shares (without applicable sales charges) for periods prior to January 23, 2006, the date on which Class R shares commenced operations. The returns shown for Class I shares include the returns of the Fund’s Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares commenced operations. The returns shown have not been adjusted to reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Shareholders should retain this Supplement for future reference.

C-1221-1 A (12/11)

COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Income Portfolio

(the “Fund”)

Supplement dated December 8, 2011 to

the Fund’s prospectuses dated August 1, 2011, as supplemented

1.	Fees and Expenses of the Fund

•

The section of the Fund’s prospectus offering Class A, Class B and Class C entitled “Columbia LifeGoal® Income Portfolio – Fees and Expenses of the Fund” is modified by deleting the table and related footnotes to the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares

Management fees(d)(e)	0.07%	0.07%	0.07%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses(f)	0.65%	0.65%	0.65%

Acquired fund fees and expenses	0.58%	0.58%	0.58%

Total annual Fund operating expenses	1.55%	2.30%	2.30%

Fee waivers and/or reimbursements(g)	-0.41%	-0.41%	-0.41%

Total annual Fund operating expenses after fee waivers and/or reimbursements(h)	1.14%	1.89%	1.89%

(d)

Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund’s investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.

(e)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B and 1.26% for Class C.

(h)

“Total annual Fund operating expenses” do not match “Net Expenses” in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$437	$760	$1,105	$2,077
Class B Shares
Assuming no redemption of shares	$192	$679	$1,193	$2,416
Assuming complete redemption of shares at the end of the period	$492	$879	$1,193	$2,416
Class C Shares
Assuming no redemption of shares	$192	$679	$1,193	$2,604
Assuming complete redemption of shares at the end of the period	$292	$679	$1,193	$2,604

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia LifeGoal® Income Portfolio – Fees and Expenses of the Fund” is modified by deleting the table and related footnotes to the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)(b)	0.07%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(c)	0.65%

Acquired fund fees and expenses	0.58%

Total annual Fund operating expenses	1.30%

Fee waivers and/or reimbursements (d)	-0.41%

Total annual Fund operating expenses after fee waivers and/or reimbursements(e)	0.89%

(a)

Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund’s investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.

(b)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rate of 0.26% for Class Z.

(e)

“Total annual Fund operating expenses” do not match “Net Expenses” in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$91	$372	$674	$1,532

2. Hypothetical	Fees and Expenses

•

The section of the Fund’s prospectus offering Class A, Class B and Class C “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and related footnotes to the tables and replacing them with the following:

    Columbia LifeGoal® Income Portfolio - Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.14%	0.48%(b)	$10,048.46	$437.42
2	10.25%	1.55%	3.95%	$10,395.13	$158.44
3	15.76%	1.55%	7.54%	$10,753.76	$163.90
4	21.55%	1.55%	11.25%	$11,124.76	$169.56
5	27.63%	1.55%	15.09%	$11,508.56	$175.41
6	34.01%	1.55%	19.06%	$11,905.61	$181.46
7	40.71%	1.55%	23.16%	$12,316.35	$187.72
8	47.75%	1.55%	27.41%	$12,741.26	$194.20
9	55.13%	1.55%	31.81%	$13,180.83	$200.90
10	62.89%	1.55%	36.36%	$13,635.57	$207.83

Total Gain After Fees and Expenses				$3,635.57
Total Annual Fees and Expenses Paid					$2,076.84

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

    Columbia LifeGoal® Income Portfolio - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.89%	3.11%	$10,311.00	$191.94
2	10.25%	2.30%	5.89%	$10,589.40	$240.35
3	15.76%	2.30%	8.75%	$10,875.31	$246.84
4	21.55%	2.30%	11.69%	$11,168.94	$253.51
5	27.63%	2.30%	14.71%	$11,470.50	$260.35
6	34.01%	2.30%	17.80%	$11,780.20	$267.38
7	40.71%	2.30%	20.98%	$12,098.27	$274.60
8	47.75%	2.30%	24.25%	$12,424.92	$282.02
9	55.13%	1.55%	28.54%	$12,853.58	$195.91
10	62.89%	1.55%	32.97%	$13,297.03	$202.67

Total Gain After Fees and Expenses				$3,297.03
Total Annual Fees and Expenses Paid					$2,415.57

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

    Columbia LifeGoal® Income Portfolio - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.89%	3.11%	$10,311.00	$191.94
2	10.25%	2.30%	5.89%	$10,589.40	$240.35
3	15.76%	2.30%	8.75%	$10,875.31	$246.84
4	21.55%	2.30%	11.69%	$11,168.94	$253.51
5	27.63%	2.30%	14.71%	$11,470.50	$260.35
6	34.01%	2.30%	17.80%	$11,780.20	$267.38
7	40.71%	2.30%	20.98%	$12,098.27	$274.60
8	47.75%	2.30%	24.25%	$12,424.92	$282.02
9	55.13%	2.30%	27.60%	$12,760.39	$289.63
10	62.89%	2.30%	31.05%	$13,104.92	$297.45

Total Gain After Fees and Expenses				$3,104.92
Total Annual Fees and Expenses Paid					$2,604.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and related footnote to the table and replacing it with the following:

    Columbia LifeGoal® Income Portfolio - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.89%	4.11%	$10,411.00	$90.83
2	10.25%	1.30%	7.96%	$10,796.21	$137.85
3	15.76%	1.30%	11.96%	$11,195.67	$142.95
4	21.55%	1.30%	16.10%	$11,609.91	$148.24
5	27.63%	1.30%	20.39%	$12,039.48	$153.72
6	34.01%	1.30%	24.85%	$12,484.94	$159.41
7	40.71%	1.30%	29.47%	$12,946.88	$165.31
8	47.75%	1.30%	34.26%	$13,425.91	$171.42
9	55.13%	1.30%	39.23%	$13,922.67	$177.77
10	62.89%	1.30%	44.38%	$14,437.81	$184.34

Total Gain After Fees and Expenses				$4,437.81
Total Annual Fees and Expenses Paid					$1,531.84

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1056-6 A (12/11)

5